Long-Term Debt - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
unsecured revolving term credit facility	$ 4,500,000,000
Debt to capital ratio	0.65%
Nutrien Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Senior notes and debentures exchanged	$ 7,578,000,000
Gain or loss on the exchange	0
Transaction costs from debt exchange	$ 19,000,000
Debentures due in 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on debentures not exchanged and remained outstanding	7.80%
Senior notes and debentures exchanged	$ 0
Unsecured revolving term credit facility [member] | Nutrien Ltd. [member]
Disclosure of detailed information about borrowings [line items]
unsecured revolving term credit facility	3,500,000,000
Multi-jurisdictional unsecured revolving credit facility [member] | Nutrien Ltd. [member]
Disclosure of detailed information about borrowings [line items]
unsecured revolving term credit facility	2,500,000,000
Nutrien Credit Facility [member] | Nutrien Ltd. [member]
Disclosure of detailed information about borrowings [line items]
unsecured revolving term credit facility	$ 4,500,000,000